Related Party Disclosures - Annual remuneration and related compensation costs recognized as expense (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Disclosures
Short-term employee benefits	€ 2,278	€ 1,640
Post-employment benefits	44
Share-based payment award remuneration	3,165	10,335
Success fees and JSOP		(1,270)
Total	5,487	10,705
Cash remuneration	€ 84	€ 172